Concentration Risks (Tables)	12 Months Ended
Oct. 31, 2025
Concentration Risks [Abstract]
Schedule of Concentration of Customers and Suppliers

The customers accounting for 10% or more of the company’s revenue include the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of Company revenue
Customer G	6%	10%	10%
Customer F	6%	10%	10%

The customers that accounted for 10% or more of the Company’s accounts receivable comprised of the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of the Company’s accounts receivable
Customer A	—%	17%	16%
Customer B	—%	7%	9%
Customer C	—%	1%	11%
Customer D	4%	3%	4%
Customer E	—%	8%	3%
Customer F	—%	15%	18%
Customer G	—%	4%	17%
Customer J	28%	—%	—%
Customer L	11%	—%	—%
Customer K	15%	—%	—%

The suppliers that accounted for 10% or more of the Company’s purchases comprised of the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of the Company’s purchases
Supplier A	8%	15%	9%
Supplier B	9%	11%	7%
Supplier C	5%	10%	—%
Supplier D	26%	—%	—%
Supplier E	11%	5%	1%
Supplier F	1%	11%	58%

The suppliers that accounted for 10% or more of the Company’s account payables comprised of the following:

	For the years ended October 31,
	2025	2024	2023
Percentage of the Company’s accounts payable
Supplier F	—%	36%	63%
Supplier G	81%	55%	7%
Supplier H	19%	9%	4%